Label	Element	Value
Innovator International Developed Power Buffer ETF™ - January | iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $0.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.50%
Innovator International Developed Power Buffer ETF™ - January | iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $75.61 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Innovator International Developed Power Buffer ETF™ - January | iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $64.27 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator International Developed Power Buffer ETF™ - January | iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $90.92 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.70%)